Note 13 - Retirement and Pension Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Net actuarial loss	¥ 607,939	¥ 658,139
Net actuarial loss	¥ 607,939	¥ 658,139